Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
NOTE 7: EARNINGS PER SHARE

PG&E Corporation's basic EPS is calculated by dividing the income available for common shareholders by the weighted average number of common shares outstanding.  PG&E Corporation applies the treasury stock method of reflecting the dilutive effect of outstanding share-based compensation in the calculation of diluted EPS.  The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating diluted EPS for 2013, 2012 and 2011.

	Year Ended December 31,
(in millions, except per share amounts)	2013	2012	2011
Income available for common shareholders	$814	$816	$844
Weighted average common shares outstanding, basic	444	424	401
Add incremental shares from assumed conversions:
Employee share-based compensation	1	1	1
Weighted average common share outstanding, diluted	445	425	402
Total earnings per common share, diluted	$1.83	$1.92	$2.10

For each of the periods presented above, the calculation of outstanding common shares on a diluted basis excluded an insignificant amount of options and securities that were antidilutive.